Shareholders' Equity	12 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 19 – SHAREHOLDERS’ EQUITY

Common shares

CLPS was established under the laws of Cayman Islands on May 11, 2017. The original authorized number of common shares was 1 share with a par value of $1. After an amendment on December 7, 2017, the authorized number of common shares became 100,000,000 shares with a par value of $0.0001 each.

On November 18, 2017, the Board of Directors (“Board”) approved the 2017 Stock Incentive Plan (“Plan”), subject to approval by the Company’s shareholders. The Plan is a share-based compensation plan that provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to our company and its subsidiaries by such individuals and to provide them with additional incentive to achieve the objectives of our Company. The Board authorized up to 2,210,000 shares for grants under the terms of the Plan. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock awards granted under the plan at the determination of the Board shall be effective and exercisable upon the Company’ completion of an initial public offering of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions.

On December 7, 2017, in order to optimize the Company’s share capital structure, the Board of Directors approved a stock split of the Company’s issued and outstanding shares of common shares at a ratio of 1-10,000. After the stock split, the Company’s issued and outstanding common shares became 10,000 shares with par value of $0.0001. The Board of Directors also approved to amend the articles of association (the “Amendment”) to increase total authorized number of common shares from 10,000 shares to 100,000,000 shares with par value of $0.0001. In connection with the Amendment, the Board of Directors further approved to issue 11,280,000 common shares at par value (the “Nominal share issuance”) to the existing shareholders of the Company. As a result, the existing shareholders of the Company have the same equity interests percentage in the Company as in CLPS shanghai prior to the reorganization. The Company believes it is appropriate to reflect the stock split, Amendment and the Nominal share issuance on a retroactive basis similar to share split, in accordance with SEC SAB Topic 4.

Additional paid-in capital

As of June 30, 2018, additional paid-in capital in the consolidated balance sheet represented net proceeds of initial public offering and seasoned equity offering, and the combined contributed capital of the Company’s subsidiaries.

On July 25, 2017, the Company incorporated CLIVST as a holding company in BVI. On September 27, 2017 and October 24, 2017, the Company incorporated CLPS Guangzhou in Guangzhou, PRC and FDT-CL in Hong Kong to develop business in the related area.

On May 24, 2018, CLPS consummated its initial public offering, or IPO, of 2,000,000 common shares, $0.0001 par value per share. The units were sold at an offering price of $5.25 per unit, generating total gross proceeds of $10.5 million. Net proceeds from the IPO were $9.5 million.

On June 8, 2018, CLPS Incorporation (the “Company”) closed on the exercise in full of the over-allotment option to purchase an additional 300,000 common shares of the Company by The Benchmark Company, LLC, the representative of the underwriters in connection with and the book running manager of the Company’s U.S. firm commitment underwritten initial public offering (“IPO”) (“Benchmark”), at the IPO price of $5.25 per share. As a result, the Company has raised gross proceeds of approximately $1.58 million, in addition to the IPO gross proceeds of approximately $10.5 million, or combined gross proceeds in this IPO of approximately $12.08 million, before underwriting discounts and commissions and offering expenses. The Company’s shares trade on The Nasdaq Capital Market under the trading symbol “CLPS.”

Statutory reserve

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $437,796, $261,949 and $429,439 to statutory reserves during the years ended June 30, 2018, 2017 and 2016, respectively in accordance with PRC GAAP.